Fair Value of Assets Acquired and Liabilities Assumed (Detail) $ in Thousands, NZD in Millions			12 Months Ended
	Apr. 30, 2015 USD ($)	Apr. 30, 2015 NZD	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Consideration:
Fair value of consideration transferred (2degrees stock)	$ 13,832
Cash consideration transferred	7,624	NZD 9.9	$ 7,624
Total consideration transferred	21,456	NZD 28.4
Identifiable assets acquired and liabilities assumed:
Current assets	3,622
Property and equipment	3,874
Identifiable intangible assets and internally developed software	18,569
Other non-current assets	1,284
Current liabilities	(6,036)
Current portion of long-term debt	(976)
Deferred tax liability - long-term	(5,077)
Capital leases	(3,272)
Other non-current liabilities	(560)
Total assets acquired net of liabilities assumed	11,428
Goodwill	10,028		$ 9,195	$ 9,294
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total	$ 21,456